Accounting Policy Changes	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Accounting Policy Changes	Accounting Policy Changes
Changes in Accounting Policies
Change in Reporting Currency
Prior to Spinoff, the Company reported under the Former Parent's reporting currency, Canadian dollars. Upon Spinoff, the Company has designated the U.S. dollar as its reporting currency for the period ended December 31, 2024, as described in Note 2, Basis of Presentation and Accounting Policies. Certain entities within the Company have a functional currency of Canadian dollars and are translated into U.S. dollars for consolidation reporting purposes. As required by ASC 830 Foreign Currency Matters, this change in reporting currency has been applied retrospectively to all periods presented in the annual consolidated financial statements as follows:
•statements of income and comprehensive income have been translated from the previous Canadian dollar currency into U.S. dollar using the respective monthly average foreign exchange rate for each month within the annual reporting period presented;
•assets and liabilities presented on the consolidated balance sheets have been translated using the foreign exchange rate on the respective balance sheet dates; and
•opening shareholders' equity at January 1, 2023 has been translated at the historical rate on that day and movements in shareholders' equity subsequent to this date have been translated using the historical rate on the date of the respective transaction.
Change in Reportable Segments
As a result of the Spinoff, the Company underwent a reorganization of its internal structure and reporting framework, triggering a change in reportable segments per ASC 280 Segment Reporting. The changes were reviewed by South Bow's Chief Executive Officer ("CEO"), whom is the Chief Operating Decision Maker ("CODM") and the reportable segments were updated to align with the Company's operations and reporting structure, which differ from the Former Parent. This change in reportable segments has been applied retrospectively to all periods presented in the consolidated financial statements. Refer to Note 5, Segment Results for additional information.
Accounting Changes Adopted
Amendments to Segment Reporting
In November 2023, the Financial Accounting Standards Board ("FASB") issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to enhance disclosures regarding a public entity's reportable segments and address requests from investors for more detailed information about a reportable segment's expenses. The guidance is effective for annual periods beginning January 1, 2024, and interim periods beginning January 1, 2025. The Company has adopted the standard as of December 31, 2024 and applied changes in disclosures retrospectively to periods presented in the consolidated financial statements. Refer to Note 5, Segment Results for additional information.
Future Accounting Changes Not Yet Adopted
Amendments to Income Taxes
In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The guidance also includes certain other amendments to improve the effectiveness of income tax disclosures. This new guidance is effective for the annual period beginning January 1, 2025. The guidance is applied prospectively with retrospective application permitted. Early adoption is permitted for annual financial statements not yet issued. The Company has chosen not to early adopt this guidance and is evaluating the impact on its consolidated financial statements and related disclosures.
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03 Disaggregation of Income Statement Expenses, which requires additional disclosures about certain costs and expenses in the notes to the consolidated financial statements. This new guidance is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The guidance is to be applied prospectively, with retrospective application permitted. The Company has chosen not to early adopt this guidance and is currently evaluating the impact on its consolidated financial statements and related disclosures.